13. Share Capital: Schedule of common shares issued and outstanding (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule of common shares issued and outstanding

	Number of common shares	Amount
	#	$
Balance, June 30, 2021	13,010,176	5,750,252
Shares issued on initial public offering	3,680,000	34,988,520
Share issue costs	-	(4,233,129)
Shares issued on conversion of debentures	751,163	857,399
Shares issued on vested RSUs	240,000	1,950,645
Shares issued from the exercise of warrants	243,419	419,946
Balance, June 30, 2022	17,924,758	39,733,633
Shares issued on debt settlement	240,000	800,366
Shares issued from the exercise of warrants	21,052	36,774
Balance, June 30, 2023	18,185,810	40,570,773
Shares issued on private placement financing	2,133,979	7,707,292
Flow-through premium	-	(3,637,149)
Share issue costs	-	(355,016)
Shares issued per agreements	3,886,276	3,934,189
Shares issued per option agreements	1,500,000	1,728,380
Shares issued on vested RSUs	60,000	179,505
Balance, June 30, 2024	25,766,065	50,127,974